Dec. 29, 2017

GOLDMAN SACHS TRUST

Class A Shares and Class C Shares of the

Goldman Sachs Financial Square FundsSM

Goldman Sachs Financial Square Government Fund

Goldman Sachs Investor FundsSM

Goldman Sachs Investor Money Market Fund

Goldman Sachs Investor Tax-Exempt Money Market Fund

(each, a “Fund and, collectively, the “Funds”)

Supplement dated February 21, 2018 to the

Prospectus dated December 29, 2017

At its meeting held on February 15, 2018, the Board of Trustees of Goldman Sachs Trust approved reductions to each Fund’s contractual management fee rate, as outlined below.

Reductions in Fund Contractual Management Fee Rates

Financial Square Funds	Current Fee	Reduced Fee
Government Fund	0.205%	0.16%

Investor Funds	Current Fee	Reduced Fee
Money Market Fund	0.205%	0.16%
Tax-Exempt Money Market Fund

Effective immediately, the Funds’ Prospectus is revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Financial Square Government Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A	Class C
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses	0.02%	0.27%
Service Fees	None	0.25%
All Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.43%	1.18%
[2]	The Fund’s “Management Fees” have been restated to reflect current fees.

The following replaces in its entirety the “Financial Square Government Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A and/or Class C Shares of the Fund for the time periods indicated and then redeem all of your Class A and/or Class C Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$44	$138	$241	$542
Class C Shares
– Assuming complete redemption at end of period	$220	$375	$649	$1,432
– Assuming no redemption	$120	$375	$649	$1,432

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Investor Money Market Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A	Class C
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses	0.22%	0.47%
Service Fees	None	0.25%
All Other Expenses[3]	0.22%	0.22%
Total Annual Fund Operating Expenses	0.63%	1.38%
Expense Limitation[4]	(0.20)%	(0.20)%
Total Annual Fund Operating Expenses After Expense Limitation	0.43%	1.18%
[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The Fund’s “Other Expenses” have been restated to reflect expenses expected to be incurred during the current fiscal year.
[4]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Investor Money Market Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A and/or Class C Shares of the Fund for the time periods indicated and then redeem all of your Class A and/or Class C Shares at the end of those periods (except that the Example incorporates the expense limitation arrangement for only the first year). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$44	$182	$331	$767
Class C Shares
– Assuming complete redemption at end of period	$220	$417	$736	$1,640
– Assuming no redemption	$120	$417	$736	$1,640

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Investor Tax-Exempt Money Market Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A	Class C
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees[2]	0.16%	0.16%
Distribution and/or Service (12b-1) Fees	0.25%	0.75%
Other Expenses	0.08%	0.33%
Service Fees	None	0.25%
All Other Expenses	0.08%	0.08%
Total Annual Fund Operating Expenses	0.49%	1.24%
Expense Limitation[3]	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Expense Limitation	0.43%	1.18%
[2]	The Fund’s “Management Fees” have been restated to reflect current fees.
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets through at least December 29, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Investor Tax-Exempt Money Market Fund—Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A and/or Class C Shares of the Fund for the time periods indicated and then redeem all of your Class A and/or Class C Shares at the end of those periods (except that the Example incorporates the expense limitation arrangement for only the first year). The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$44	$151	$268	$610
Class C Shares
– Assuming complete redemption at end of period	$220	$387	$675	$1,495
– Assuming no redemption	$120	$387	$675	$1,495